LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS
Schedule of information about land use rights

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2021	2020
	RMB’000	RMB’000
Cost
At the beginning of the year	—	32,619
Impact on initial application of HKFRS 16 (Note 2.6)	—	(32,619)
At end of the year	—	—

Accumulated amortization
At beginning of the year	—	(4,649)
Amortization	—	—
Impact on initial application of HKFRS 16 (Note 2.6)	—	4,649
At end of the year	—	—

Impairment
At beginning of the year	—	(27,970)
Impact on initial application of HKFRS 16 (Note 2.6)	—	27,970
At end of the year	—	—

Carrying amount
At December 31, 2021 and 2020	—	—